BALANCE SHEET DETAILS - Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid and other current assets
Prepaid tax	$ 3,468	$ 3,927
Advance to suppliers	982	6,542
Other receivable	794	983
Prepaid others	1,532	2,775
Total Prepaid and other current assets	$ 6,776	$ 14,227